Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 44,475	$ 100,143	$ 17,656
Other comprehensive income:
Unrealized (loss) gain on qualifying cash flow hedging instruments (note 12)	(1,564)	696	0
Realized loss on qualifying cash flow hedging instruments (note 12)	64	0	0
Other comprehensive (loss) income	(1,500)	696	0
Comprehensive income	42,975	100,839	17,656
Non-controlling interests in comprehensive income	11,858	13,911	10,503
Preferred unitholders' interest in comprehensive income	45,836	28,609	10,875
General and limited partners' interest in comprehensive income	(14,719)	48,218	(3,722)
Dropdown Predecessor [Member]
Net income	0	10,101	0
Other comprehensive income:
Comprehensive income	$ 0	$ 10,101	$ 0